NET FINANCE COST (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interest expense
Interest expense on lease liabilities	$ (11.9)	$ (7.9)	$ (21.5)	$ (15.2)
Interest expense on interest bearing debt	(0.9)	(22.0)	(12.3)	(36.6)
Interest expense related to pension liabilities	(0.3)	(0.1)	(0.5)	(0.2)
Interest expense on derivatives & other	(6.9)	0.0	(10.6)	0.0
Total interest expense	(20.0)	(30.0)	(44.9)	(52.0)
Foreign currency exchange (losses)/gains, net & other finance costs
Exchange rate (losses)/gains	(6.6)	8.6	(13.1)	14.5
Other finance cost	(9.7)	(1.9)	(11.0)	(3.9)
Finance cost	(16.3)	6.7	(24.1)	10.6
Loss on debt extinguishment	0.0	0.0	(50.5)	0.0
Interest income	5.4	1.4	8.1	2.9
Net finance cost	$ (30.9)	$ (21.9)	$ (111.4)	$ (38.5)